Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2018	2017
Salaries and cash incentives(1)	$18	$17
Equity-based payment(2)	27	25
Pension and other benefits(1)	4	3
Total	$49	$45

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel	Loans and deposits of key management personnel

As at October 31 ($ millions)	2018	2017
Loans	$13	$6
Deposits	$6	$8

Summary of Transaction With Joint Ventures and Associates

Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2018	2017	2016
Net income / (loss)	$(64)	$(46)	$(45)
Loans	702	703	788
Deposits	151	217	338
Guarantees and commitments	123	114	99